Swan Defined Risk Fund
FUND SUMMARY
Investment Objective:
The Fund seeks income and growth of capital.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 14 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Swan Defined Risk Fund	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.50%	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Swan Defined Risk Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.37%	0.34%	0.32%
Acquired Fund Fees and Expenses	[1]	0.16%	0.16%	0.16%
Total Annual Fund Operating Expenses		1.78%	2.50%	1.48%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Swan Defined Risk Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	721	1,079	1,461	2,529
Class C Shares	253	779	1,331	2,836
Class I Shares	151	468	808	1,768

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Principal Investment Strategies:

The Fund’s adviser seeks to achieve the Fund’s investment objective by investing primarily in:

· exchange-traded funds (“ETFs”) that invest in equity securities that are represented in the S&P 500 Index or the 9 individual sectors of the S&P 500 Index, which are commonly known as a “SPDR” (short for Standard & Poor’s Depositary Receipts),

· exchange-traded long-term put options on the S&P 500 Index for hedging purposes, and

· buying and selling exchange-traded put and call options on various equity indices to generate additional returns.

The Fund invests primarily in equity securities of large capitalization (over $5 billion) US companies through ETFs. However, the Fund may have small investments in equity securities of smaller and foreign companies through sector-based or S&P 500 Index ETFs. The adviser anticipates income from dividend payments made by ETFs, as well as income from option premiums, although option income is also described as capital appreciation for tax and accounting purposes. The adviser anticipates executing ETF trades through an exchange rather than trading directly with a fund.

The adviser employs a proprietary “Defined Risk Strategy” (“DRS”) to select Fund investments. DRS seeks to match the long-term performance of the stock market without the traditional losses incurred during bear markets. The DRS philosophy is based upon the adviser’s research indicating that market timing and/or stock selection is extremely difficult, may produce volatile returns and that asset allocation is limited in its risk reduction. Using DRS, the adviser seeks to “define risk” by seeking to protect against large losses by hedging equity ETFs through investments in protective long-term S&P 500 Index put options. Additionally, the adviser seeks to increase returns by buying and selling call and put options on several indices using hedging strategies.

Defined Risk Strategy

DRS was created in 1997 by Randy Swan, President of the adviser. The objective of the DRS is to offer a strategy with an opportunity to match the long-term performance of the stock market without the traditional losses incurred during bear markets. The DRS philosophy is based upon the adviser’s research indicating that market timing and/or stock selection is extremely difficult and that asset allocation is limited in its risk reduction properties.

Hedging Process

The adviser applies a protective put hedging strategy to hedge the Fund’s equity exposure. The Fund invests in long-term put options (referred to as a paying a premium) that gives the Fund the right to sell a security or index at a set (strike) price or sell the long-term put option on an option exchange. The protective put strategy is executed using exchange-traded S&P 500 Index put options to hedge the portfolio and to reduce volatility. The protective put strategy seeks to limit downside loss. Generally, S&P 500 Index put options have an inverse relationship to the S&P 500 Index and its 9 sector-specific constituents.

Option Writing

To generate additional returns, the adviser buys and sells short-term (generally 1-3 month) put and call options on equity indices: S&P 500, Sector SDPR and Russell 2000 on a regular basis. Additionally, the advisor will regularly engage in various spread option strategies. Spread option strategies involve, for example, selling a 1-month call option while buying a 2-month call option at the same strike price. Each option strategy includes a hedging element so that the Fund is not exposed to significant losses on written options.

Rebalancing

The adviser may rebalance the ETF portfolio to maintain equal weighting across the 9 sectors to avoid excessive expose to one economic sector. Long-term protective put options are typically traded annually to protect capital and/or allow for profit potential, by re-establishing a current-market strike price which depends on whether or not the market has increased or decreased.

As discussed further below the advisor intends on having very little portfolio turnover since most of the ETF portfolio will be held indefinitely. Written options are bought back when the adviser believes they present an unfavorable risk and reward profile. Purchased options are sold when the adviser believes they present an unfavorable risk and reward profile or when more attractive investments are available.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

The following describes the risks the Fund may bear indirectly through investments in ETFs as well as directly through investments in put and call options.

• ETF Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks. ETFs are subject to specific risks, depending on the nature of the fund.

• Leveraging Risk: The use of leverage, such as that embedded in options, could magnify the Fund’s gains or losses.

• Limited History of Operations: The Fund is a new mutual fund, has a limited history of operation and the adviser has not previously managed a mutual fund.

• Management Risk: The adviser’s dependence on its DRS process and judgments about the attractiveness, value and potential appreciation of particular ETFs and options in which the Fund invests or writes may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall securities market risks will affect the value of individual instruments in which the Fund invests. Factors such as economic growth and market conditions, interest rate levels, and political events affect the US securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• Option Risk: Purchased put options may expire worthless and may have imperfect correlation to the value of the Fund’s sector ETFs. Written call and put options may limit the Fund’s participation in equity market gains and may amplify losses in market declines. The Fund’s losses are potentially large in a written put or call transaction. If unhedged, written calls expose the Fund to potentially unlimited losses.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.swandefinedriskfund.com or by calling 1-877-896-2590.